Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	[1]	$ 1,852,633	$ 1,806,090
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2022		114,981
2021		916,445
2020		618,542
2019		138,059
2018		49,967
Prior		15,672
Net investment in finance leases, net		1,853,666
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2022		515,680
2021		16,347
2020		103,663
2019		215,492
Net investment in finance leases, net		851,182
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2022		82,969
2021		828,490
2020		581,619
2019		100,898
2018		32,232
Prior		12,402
Net investment in finance leases, net		1,638,610
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2022		515,680
2021		11,706
2020		103,663
2019		192,691
Net investment in finance leases, net		823,740
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2022		24,693
2021		80,879
2020		34,851
2019		31,980
2018		17,298
Prior		3,228
Net investment in finance leases, net		192,929
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2021		4,641
2019		22,801
Net investment in finance leases, net		27,442
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Six Months Ended June 30, 2022		7,319
2021		7,076
2020		2,072
2019		5,181
2018		437
Prior		42
Net investment in finance leases, net		$ 22,127

[1]	As of June 30, 2022 and December 31, 2021, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,838,564 and $1,810,712, respectively, and was measured using Level 2 inputs.